World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2014

Dates Covered
Collections Period	09/01/14 - 09/30/14
Interest Accrual Period	09/15/14 - 10/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/14	473,496,152.98	31,639
Yield Supplement Overcollateralization Amount at 08/31/14	6,450,006.00	0
Receivables Balance at 08/31/14	479,946,158.98	31,639
Principal Payments	22,633,218.35	1,431
Defaulted Receivables	767,347.05	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/14	6,029,224.30	0
Pool Balance at 09/30/14	450,516,369.28	30,172

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	7,043,875.26	563
Past Due 61-90 days	1,874,028.75	130
Past Due 91 + days	283,347.48	20
Total	9,201,251.49	713

Total 31+ Delinquent as % Ending Pool Balance	2.04%

Recoveries	459,950.60

Aggregate Net Losses/(Gains) - September 2014	307,396.45

Overcollateralization Target Amount	20,273,236.62
Actual Overcollateralization	20,273,236.62

Weighted Average APR	3.47%
Weighted Average APR, Yield Adjusted	4.33%
Weighted Average Remaining Term	45.44

Flow of Funds	$ Amount

Collections	24,427,182.52
Advances	(2,647.86)
Investment Earnings on Cash Accounts	932.65
Servicing Fee	(399,955.13)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	24,025,512.18

Distributions of Available Funds
(1) Class A Interest	237,300.54
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	1,672,456.82
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,273,236.62
(7) Distribution to Certificateholders	1,824,667.02
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	24,025,512.18

Servicing Fee	399,955.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 09/15/14	452,188,826.10
Principal Paid	21,945,693.44
Note Balance @ 10/15/14	430,243,132.66

Class A-1
Note Balance @ 09/15/14	0.00
Principal Paid	0.00
Note Balance @ 10/15/14	0.00
Note Factor @ 10/15/14	0.0000000%

Class A-2
Note Balance @ 09/15/14	68,297,826.10
Principal Paid	21,945,693.44
Note Balance @ 10/15/14	46,352,132.66
Note Factor @ 10/15/14	16.8553210%

Class A-3
Note Balance @ 09/15/14	270,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	270,000,000.00
Note Factor @ 10/15/14	100.0000000%

Class A-4
Note Balance @ 09/15/14	94,934,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	94,934,000.00
Note Factor @ 10/15/14	100.0000000%

Class B
Note Balance @ 09/15/14	18,957,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	18,957,000.00
Note Factor @ 10/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	255,151.72
Total Principal Paid	21,945,693.44
Total Paid	22,200,845.16

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	24,473.39
Principal Paid	21,945,693.44
Total Paid to A-2 Holders	21,970,166.83

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2822815
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.2791370
Total Distribution Amount	24.5614185

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0889941
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	79.8025216
Total A-2 Distribution Amount	79.8915157

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	76.21
Noteholders' Principal Distributable Amount	923.79

Account Balances	$ Amount

Advances
Balance as of 08/31/14	84,090.33
Balance as of 09/30/14	81,442.47
Change	(2,647.86)

Reserve Account
Balance as of 09/15/14	2,311,742.39
Investment Earnings	93.97
Investment Earnings Paid	(93.97)
Deposit/(Withdrawal)	-
Balance as of 10/15/14	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39